Goodwill and Intangible Assets, net	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, net

NOTE 7 – Goodwill and Intangible Assets

The Company reviews goodwill and intangible assets for impairment on a reporting unit basis on December 31 of each year and whenever events or changes in circumstances indicate the carrying value of goodwill may not be recoverable. The Company noted that the carrying amount of Goodwill as of March 31, 2024 (Successor) was $8,737 thousand, which was entirely due to the business combination noted in Note 3.

Factors that may be considered a change in circumstances indicating that the carrying value of our goodwill or amortizable intangible assets may not be recoverable include a decline in industry and market considerations, technological advancements, and the Company’s financial performance.

We completed our annual goodwill impairment evaluation as of December 31, 2023. As a result, the Company incurred an impairment loss of $36,056 thousand.

The Company noted that there were no qualitative or quantitative indicators of impairment present at the reporting date as of March 31, 2024 (Successor).

Intangible assets consisted of the following (in thousands):

	March 31, 2024				December 31, 2023
	Weighted Average Remaining Useful Life (Years)	Gross Amount	Accumulated Amortization	Net Carrying Amount	Gross Amount	Accumulated Amortization	Net Carrying Amount
Trade Name/Trademarks	5.9	$3,294	$(490)	$2,804	$3,294	$(373)	$2,921
Customer Relationships	3.9	5,604	(1,168)	4,436	5,604	(887)	4,717
Developed Technology	8.9	8,697	(906)	7,791	8,697	(688)	8,009
Patents and Intellectual Property	8.9	2,703	(281)	2,422	2,703	(214)	2,489
Totals		$20,298	$(2,845)	$17,453	$20,298	$(2,162)	$18,136

Future amortization expense on intangible assets as of March 2024 is anticipated to be as follows (in thousands):

For the Years Ending December 31,	Amount
2024 (remainder of year)	$2,048
2025	2,731
2026	2,731
2027	2,731
2028	1,844
2029 and thereafter	5,368
Total	$17,453

NOTE 7 – Goodwill and Intangible Assets, net

The Company reviews goodwill for impairment on a reporting unit basis on December 31 of each year and whenever events or changes in circumstances indicate the carrying value of goodwill may not be recoverable. The Company noted that the carrying amount of Goodwill as of December 31, 2023, was $8,737 thousand, which was entirely due to the business combination noted in Note 3.

Factors that may be considered a change in circumstances indicating that the carrying value of our goodwill or amortizable intangible assets may not be recoverable include a decline in industry and market considerations, technological advancements, and the Company’s financial performance.

We completed our annual goodwill impairment evaluation as of December 31, 2023. As a result, the Company incurred an impairment loss of $36,056 thousand.

Goodwill consisted of the following (in thousands):

Acquisition	Amount
Balance as of March 15, 2023	$-
Acquisition of Legacy CXApp	44,122
Measurement Period Adjustments	671
Impairment	(36,056)
Balance as of December 31, 2023	$8,737

Intangible assets consisted of the following (in thousands):

	December 31, 2023 (Successor)				December 31, 2022 (Predecessor)
	Weighted Average Remaining Useful Life (Years)	Gross Amount	Accumulated Amortization	Net Carrying Amount	Gross Amount	Accumulated Amortization	Net Carrying Amount
Trade Name/Trademarks	6.17	$3,294	$(373)	$2,921	$2,183	$(725)	$1,458
Customer Relationships	4.17	5,604	(887)	4,717	6,401	(1,765)	4,636
Developed Technology	9.17	8,697	(688)	8,009	15,179	(3,398)	11,781
Non-compete Agreements	-	-	-	-	3,150	(1,736)	1,414
Patents and Intellectual Property	9.17	2,703	(214)	2,489	-	-	-
Totals		$20,298	$(2,162)	$18,136	$26,913	$(7,624)	$19,289

Future amortization expense on intangible assets as of December 31, 2023, is anticipated to be as follows (in thousands):

For the Years Ending December 31,	Amount
2024	$2,731
2025	2,731
2026	2,731
2027	2,731
2028	1,844
2029 and thereafter	5,368
Total	$18,136